SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Modification of redeemable convertible preferred shares (Details)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Minimum amendment changes from fair value of redeemable convertible preferred shares	10.00%